Jan. 11, 2017
Alger Mid Cap Growth Portfolio
Alger Mid Cap Growth Portfolio
THE ALGER PORTFOLIOS Alger Mid Cap Growth Portfolio Class I-2 Shares Supplement dated January 11, 2017 to the Prospectus dated May 1, 2016, As Revised October 14, 2016 As Supplemented to Date

The following replaces the last sentence in the second paragraph under the heading “Principal Investment Strategy” on page 11 of the Prospectus:

“At December 31, 2016, the market capitalization of the companies in these indexes ranged from $394.9 million to $56.9 billion.”